As filed on November 3, 2003                         1933 Act File No. 002-26125
                                                      1940 Act File no. 811-1474

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---
        Pre-Effective Amendment No.
                                    -------                         ---
        Post-Effective Amendment No.  74                             X
                                    -------                         ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ---
        Amendment No.    48                                          X
                     ----------                                     ---

                                 AIM STOCK FUNDS
                     (As Successor to AIM STOCK FUNDS, INC.,
                    formerly named INVESCO STOCK FUNDS, INC.)
               (Exact Name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (713) 626-1919

                                Robert H. Graham
                          11 Greenway Plaza, Suite 100
                                Houston, TX 77046
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:

Clifford J. Alexander, Esq       John H. Lively, Esq.           Martha J. Hays, Esq.
Kirkpatrick & Lockhart LLP       A I M Advisors, Inc.           Ballard Spahr Andrews & Ingersoll, LLP
1800 Massachusetts Avenue, N.W.  11 Greenway Plaza, Suite 100   1735  Market   Street,   51st Floor
Washington, DC  20036            Houston, TX  77046             Philadelphia, PA  19103-7599

                                  ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)
[   ]   immediately upon filing pursuant to paragraph (b)
[ X ]   on November 25, 2003 pursuant to paragraph (b)
[   ]   60 days after filing pursuant to paragraph (a)(1)
[   ]   on ____________, pursuant to paragraph (a)(1)
[   ]   75 days after filing pursuant to paragraph (a)(2)
[   ]   on _____________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ X ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Contents of Registration Statement

Cover Page

Contents of Registration Statement

Prospectus for Investor Class, Class A, Class B, Class C and Class K shares - incorporated by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 28, 2003, Edgar Accession No. 0000898432-03-000853

Prospectus for INVESCO Dynamics Fund, Institutional Class shares - incorporated by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 28, 2003, Edgar Accession No. 0000898432-03-000853


Prospectus for INVESCO S&P 500 Fund, Institutional Class shares - incorporated by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 28, 2003, Edgar Accession No. 0000898432-03-000853


Prospectus for INVESCO Mid-Cap Growth Fund, Investor Class, Class A, Class B, Class C and Class K shares - incorporated by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 28, 2003, Edgar Accession No. 0000898432-03-000853


Prospectus for INVESCO Mid-Cap Growth Fund, Institutional Class shares - incorporated by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 28, 2003, Edgar Accession No. 0000898432-03-000853


Statement of Additional Information - incorporated by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 28, 2003, Edgar Accession No. 0000898432-03-000853


Statement of Additional Information for INVESCO Mid-Cap Growth Fund - - incorporated by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 28, 2003, Edgar Accession No. 0000898432-03-000853

Part C - incorporated by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 28, 2003, Edgar Accession No. 0000898432-03-000853


Signature Page


The sole purpose of this filing is to delay the effective date for the Registrant's Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 28, 2003 to November 25, 2003.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 3rd day of November, 2003.

                                           Registrant:  AIM STOCK FUNDS

                                               By:  /s/ Robert H. Graham
                                                   ----------------------
                                                    Robert H. Graham, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES                                       TITLE                                DATE
/s/ Robert H. Graham                 Chairman, Trustee & President              November 3, 2003
--------------------                (Principal Executive Officer)
(Robert H. Graham)

/s/ Bob R. Baker                              Trustee                           November 3, 2003
----------------
(Bob R. Baker)

/s/ James T. Bunch                             Trustee                          November 3, 2003
------------------
(James T. Bunch)

/s/ Gerald J. Lewis                            Trustee                          November 3, 2003
-------------------
(Gerald J. Lewis)

/s/ Larry Soll                                 Trustee                          November 3, 2003
--------------
(Larry Soll)

/s/ Mark H. Williamson                        Trustee &                          November 3, 2003
----------------------                Executive Vice President
(Mark H. Williamson)

/s/ Ronald L. Grooms                  Treasurer and Chief Financial             November 3, 2003
  --------------------                   and Accounting Officer
(Ronald L. Grooms)